Condensed Consolidating Balance Sheet (Details) (USD $) In Millions, unless otherwise specified	Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011	Sep. 24, 2010
Current Assets:
Cash and cash equivalents	$ 275.5	$ 0	$ 0	$ 0
Accounts receivable, net	400.8	315.4
Inventories	403.1	435.3
Deferred income taxes	171.1	119.9
Prepaid expenses and other current assets	134.4	31.0
Intercompany receivables	0
Total current assets	1,384.9	901.6
Property, plant and equipment, net	997.4	945.2
Goodwill	532.0	507.5
Intangible assets, net	422.1	365.6
Investment in subsidiary	0
Intercompany loan receivable	0
Other assets	220.2	179.0
Total assets	3,556.6	2,898.9
Current Liabilities:
Current maturities of long-term debt	1.5	1.3
Accounts payable	120.9	112.5
Accrued payroll and payroll-related costs	66.5	60.3
Accrued branded rebates	34.6	24.3
Accrued and other current liabilities	376.7	221.7
Intercompany payable	0
Total current liabilities	600.2	420.1
Long-term debt	918.3	8.9
Pension and postretirement benefits	108.0	189.6
Environmental liabilities	39.5	136.5
Deferred income taxes	310.1	73.7
Other income tax liabilities	153.1	19.4
Intercompany loan payable	0
Other liabilities	171.8	158.8
Total liabilities	2,301.0	1,007.0
Shareholder's equity	1,255.6	1,891.9	1,788.7	1,835.9
Total liabilities and shareholder's equity	3,556.6	2,898.9
Mallinckrodt plc
Current Assets:
Cash and cash equivalents	1.2	0
Accounts receivable, net	0
Inventories	0
Deferred income taxes	0
Prepaid expenses and other current assets	1.0
Intercompany receivables	2.7
Total current assets	4.9
Property, plant and equipment, net	0
Goodwill	0
Intangible assets, net	0
Investment in subsidiary	1,265.1
Intercompany loan receivable	0
Other assets	0
Total assets	1,271.0
Current Liabilities:
Current maturities of long-term debt	0
Accounts payable	0.1
Accrued payroll and payroll-related costs	0.1
Accrued branded rebates	0
Accrued and other current liabilities	0.6
Intercompany payable	12.2
Total current liabilities	13.0
Long-term debt	0
Pension and postretirement benefits	0
Environmental liabilities	0
Deferred income taxes	0
Other income tax liabilities	0
Intercompany loan payable	2.4
Other liabilities	0
Total liabilities	15.4
Shareholder's equity	1,255.6
Total liabilities and shareholder's equity	1,271.0
Mallinckrodt International Finance S.A.
Current Assets:
Cash and cash equivalents	56.5	0
Accounts receivable, net	0
Inventories	0
Deferred income taxes	0
Prepaid expenses and other current assets	0
Intercompany receivables	0
Total current assets	56.5
Property, plant and equipment, net	0
Goodwill	0
Intangible assets, net	0
Investment in subsidiary	2,520.4
Intercompany loan receivable	2.4
Other assets	11.2
Total assets	2,590.5
Current Liabilities:
Current maturities of long-term debt	0
Accounts payable	0
Accrued payroll and payroll-related costs	0
Accrued branded rebates	0
Accrued and other current liabilities	18.3
Intercompany payable	0
Total current liabilities	18.3
Long-term debt	898.1
Pension and postretirement benefits	0
Environmental liabilities	0
Deferred income taxes	0
Other income tax liabilities	0
Intercompany loan payable	409.6
Other liabilities	0
Total liabilities	1,326.0
Shareholder's equity	1,264.5
Total liabilities and shareholder's equity	2,590.5
Other Subsidiaries
Current Assets:
Cash and cash equivalents	217.8	0
Accounts receivable, net	400.8
Inventories	403.1
Deferred income taxes	171.1
Prepaid expenses and other current assets	133.4
Intercompany receivables	12.2
Total current assets	1,338.4
Property, plant and equipment, net	997.4
Goodwill	532.0
Intangible assets, net	422.1
Investment in subsidiary	0
Intercompany loan receivable	409.6
Other assets	209.0
Total assets	3,908.5
Current Liabilities:
Current maturities of long-term debt	1.5
Accounts payable	120.8
Accrued payroll and payroll-related costs	66.4
Accrued branded rebates	34.6
Accrued and other current liabilities	357.8
Intercompany payable	2.7
Total current liabilities	583.8
Long-term debt	20.2
Pension and postretirement benefits	108.0
Environmental liabilities	39.5
Deferred income taxes	310.1
Other income tax liabilities	153.1
Intercompany loan payable	0
Other liabilities	171.8
Total liabilities	1,386.5
Shareholder's equity	2,522.0
Total liabilities and shareholder's equity	3,908.5
Eliminations
Current Assets:
Cash and cash equivalents	0	0
Accounts receivable, net	0
Inventories	0
Deferred income taxes	0
Prepaid expenses and other current assets	0
Intercompany receivables	(14.9)
Total current assets	(14.9)
Property, plant and equipment, net	0
Goodwill	0
Intangible assets, net	0
Investment in subsidiary	(3,786.5)
Intercompany loan receivable	(412.0)
Other assets	0
Total assets	(4,213.4)
Current Liabilities:
Current maturities of long-term debt	0
Accounts payable	0
Accrued payroll and payroll-related costs	0
Accrued branded rebates	0
Accrued and other current liabilities	0
Intercompany payable	(14.9)
Total current liabilities	(14.9)
Long-term debt	0
Pension and postretirement benefits	0
Environmental liabilities	0
Deferred income taxes	0
Other income tax liabilities	0
Intercompany loan payable	(412.0)
Other liabilities	0
Total liabilities	(426.9)
Shareholder's equity	(3,756.5)
Total liabilities and shareholder's equity	$ (4,213.4)